DERIVATIVE INSTRUMENTS (Schedule of the Fair value of the outstanding non-designated foreign exchange contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments Schedule Of Fair Value Of Outstanding Non-designated Foreign Exchange Contracts
Fair value of foreign exchange non-designated hedge transactions	$ 12	$ 94
Total derivatives non-designated as hedging instruments	$ 12	$ 94